Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of Note Payable

As of September 30, 2025 and December 31, 2024 notes payable consisted of the following:

	September 30, 2025	December 31, 2024

Secured promissory notes dated November 2018 through September 2024 issued to finance equipment acquisitions which mature from December 2023 through October 2030, and bear interest of 3.12% to 10.99% with principal and interest payments due monthly.	$298,119	$225,140
Small Business Administration loan which bears interest at 1% with interest payments due monthly.	11,000	11,000
Secured promissory note dated May 25, 2023, which matures in May 2028	5,592,083	4,846,714
Secured promissory note dated September 19, 2023, which matures in September 2028 and bears interest of 4%	4,199,000	4,199,000
Secured promissory note dated July 8, 2024, which matures in June 2025 and bears interest of 15%	-	249,900
Secured promissory note dated July 3, 2024, which matures in July 2026 and bears interest of 10%	1,000,000	1,000,000
Secured promissory note dated September 20, 2024, which matures on September 19, 2025 and bears interest of 19%	38,338	52,283
Secured promissory note dated April 2025, which matures in March 2026 and bears interest of 12%	128,730	-
Secured promissory note dated April 2025, which matures in August 2026 and bears interest of 20%	308,989	-
Secured promissory note dated April 2025, which matures in March 2026 and bears interest of 15%	90,798	-
Secured promissory note dated May 2025, which matures in April 2027 and bears interest of 16%	53,985	-
Total Notes payable	$11,721,042	$10,584,037
Less current portion	(3,058,476)	(1,337,490)

Total notes payable, net of current	$8,662,566	$9,246,547

As of December 31, 2024 and 2023, notes payable consisted of the following:

	2024	2023
Secured promissory notes dated November 2018 through September 2024 issued to finance equipment acquisitions which mature from December 2023 through October 2030, and bear interest of 3.12% to 10.99% with principal and interest payments due monthly.	$225,140	$18,183
Small Business Administration loan which bears interest at 1% with interest payments due monthly.	11,000	11,000
Secured promissory note dated May 25, 2023, which matures in May 2028	4,846,714	3,852,890
Secured promissory note dated September 19, 2023, which matures in September 2028 and bears interest of 4%	4,199,000	4,199,000
Secured promissory note dated July 8, 2024, which matures on March 31, 2025, and bears interest of 15%	249,900	-
Secured promissory note dated July 3, 2024, which matures in July 2026 and bears interest of 10%	1,000,000	-
Secured promissory note dated September 20,2024, which matures on March 31, 2025, and bears interest of 19%	52,283	-
Secured promissory note dated February 8 , 2023, which matures in November 2023, and bears interest of 10%	-	299,440
Secured promissory note dated July 1 ,2023, which matures in February 2024, and bears interest of 12%	-	504,000
Total notes payable	$10,584,037	$8,884,513
Less current portion	(1,337,490)	(821,623)

Total notes payable, net of current	$9,246,547	$8,062,890

Schedule of Reconciliation of Notes Payable

A reconciliation of the beginning and ending balances of notes payable for nine months ended September 30, 2025 and the year ended December 31, 2024 is as follows:

	September 30, 2025	December 31, 2024
Balance as of beginning of period	$10,584,037	$8,884,513
Proceeds from notes payable	-	1,325,574
Non-cash note additions	245,050	-
Financed equipment	433,112	-
Financing arrangements	-	241,898
Amortization of debt discount	744,768	993,823
Resale of note payable to related party	-	(472,000)
Interest classified to debt	89,089	80,058
Non-cash note repayment	(50,423)	-
Cash repayments	(324,591)	(469,829)
Balance as of end of period	$11,721,042	$10,584,037

A reconciliation of the beginning and ending balances of notes payable for the years ended December 31, 2024 and 2023, is as follows:

	2024	2023
Balance as of beginning of period	$8,884,513	$548,947
Proceeds from notes payable	1,325,574	12,002,440
Financing arrangements	241,898	-
Debt discount on notes payable	-	(3,809,659)
Amortization of debt discount	993,823	662,549
Resale of note payable to related party	(472,000)	-
Interest classified to debt	80,058	-
Conversions and settlement of notes payable	-	(485,459)
Cash repayments	(469,829)	(34,305)
Balance as of end of period	$10,584,037	$8,884,513